The Arbitrage Fund	Portfolio of Investments
August 31, 2019 (unaudited)

	Shares	Value
COMMON STOCKS - 87.53%
Aerospace & Defense - 1.28%
Cobham Plc(a)	2,962,492	$5,821,686
Wesco Aircraft Holdings, Inc.(a)	1,468,006	16,148,066
		21,969,752
Apparel - 0.10%
Perry Ellis International, Inc.(a)(b)	828,485	1,781,243

Auto Parts & Equipment - 2.94%
Tower International, Inc.	448,361	13,867,806
WABCO Holdings, Inc.(a)(c)	275,499	36,781,871
		50,649,677
Banks - 7.56%
LegacyTexas Financial Group, Inc.(c)	465,835	18,819,734
Old Line Bancshares, Inc.(c)	322,609	8,523,330
SunTrust Banks, Inc.(c)	1,670,039	102,724,099
		130,067,163
Biotechnology - 6.49%
Cambrex Corp.(a)	167,615	10,045,167
Celgene Corp.(a)(c)	909,475	88,037,180
Pacific Biosciences of California, Inc.(a)(c)	2,249,486	12,484,647
Spark Therapeutics, Inc.(a)(c)(d)	11,300	1,100,733
		111,667,727
Chemicals - 0.51%
OMNOVA Solutions, Inc.(a)(c)	873,106	8,774,715

Commercial Services - 3.78%
Navigant Consulting, Inc.	818,772	22,819,176
Nord Anglia Education, Inc.(a)(b)	200,078	960,374
Sotheby’s(a)	247,097	14,269,852
Total System Services, Inc.(c)	200,886	26,962,919
		65,012,321
Computers & Computer Services - 2.10%
Carbon Black, Inc.(a)	607,160	15,846,876
Cray, Inc.(a)	336,257	11,745,457
Presidio, Inc.	538,569	8,627,875
		36,220,208
Electric - 0.96%
El Paso Electric Co.	248,530	16,576,951

Energy - Alternate Sources - 0.47%
Hydrogenics Corp.(a)	537,511	8,057,290

Engineering & Construction - 0.30%
Altran Technologies SA	327,789	5,212,910

Entertainment - 3.92%
Entertainment One Ltd.	170,992	1,217,169
International Speedway Corp., Class A	780,491	35,137,705

Quarterly Report | August 31, 2019

	Shares	Value
COMMON STOCKS - 87.53% (Continued)
Entertainment - 3.92% (Continued)
Merlin Entertainments Plc(e)	3,658,653	$20,108,995
Parques Reunidos Servicios Centrales SAU(e)	728,710	11,004,208
		67,468,077
Environmental Control - 3.75%
Advanced Disposal Services, Inc.(a)(c)	1,990,925	64,545,789

Food - 0.71%
Pioneer Foods Group Ltd.	941,680	6,549,468
Wessanen	461,461	5,751,291
		12,300,759
Hand/Machine Tools - 0.72%
Milacron Holdings Corp.(a)(c)	785,268	12,446,498

Healthcare - Products - 1.16%
Corindus Vascular Robotics, Inc.(a)	2,108,999	8,963,246
Genomic Health, Inc.(a)(c)	143,376	10,991,204
		19,954,450
Healthcare - Services - 5.09%
WellCare Health Plans, Inc.(a)(c)(d)	323,422	87,563,272

Insurance - 0.23%
TOWER Ltd.(a)	8,500,704	4,017,219

Internet - 2.28%
Shutterfly, Inc.(a)	769,876	39,171,291

Investment Company Security - 3.78%
Oaktree Capital Group LLC	1,245,238	65,038,781

Lodging - 0.92%
Caesars Entertainment Corp.(a)(c)	885,347	10,190,344
Millennium & Copthorne Hotels Plc	673,899	5,576,000
		15,766,344
Media - 9.90%
Axel Springer SE(a)	458,491	31,494,023
Gannett Co., Inc.	482,697	5,077,973
Tribune Media Co., Class A	2,659,304	123,870,380
Viacom, Inc., Class B	398,299	9,949,509
		170,391,885
Oil & Gas - 0.00%(f)
Occidental Petroleum Corp.	1	43

Pharmaceuticals - 1.87%
Allergan Plc(c)	201,360	32,161,228

Pipelines - 2.85%
Buckeye Partners LP(c)	1,195,934	49,069,172

	Shares	Value
COMMON STOCKS - 87.53% (Continued)
Real Estate - 0.19%
Atrium European Real Estate Ltd.(a)	827,974	$3,321,444

Real Estate Investment Trusts - 1.72%
Chesapeake Lodging Trust	372,737	9,597,978
NorthStar Realty Europe Corp.	1,181,377	20,000,712
		29,598,690
Retail - 4.00%
BCA Marketplace Plc	8,227,311	24,186,549
Del Frisco’s Restaurant Group, Inc.(a)	1,098,384	8,754,120
EI Group Plc(a)	1,769,352	6,054,087
GrandVision NV(e)	167,972	5,073,071
Greene King Plc	1,227,472	12,564,058
PCM, Inc.(a)(g)	249,842	8,744,470
Vitamin Shoppe, Inc.(a)	546,218	3,523,106
		68,899,461
Savings & Loans - 0.93%
United Financial Bancorp, Inc.	1,278,145	15,976,813

Semiconductors - 4.00%
Aquantia Corp.(a)	794,541	10,472,050
Cypress Semiconductor Corp.(c)	311,309	7,163,220
Mellanox Technologies Ltd.(a)(c)(d)	478,777	51,253,078
		68,888,348
Software - 5.62%
Medidata Solutions, Inc.(a)(c)	448,250	41,050,735
MINDBODY, Inc., Class A(a)(b)	843,793	30,798,444
Monotype Imaging Holdings, Inc.(c)	1,015,678	20,059,641
Onemarket Ltd.(a)	111,800	63,622
Pivotal Software, Inc., Class A(a)	325,364	4,851,177
		96,823,619
Telecommunications - 4.90%
Acacia Communications, Inc.(a)(c)(h)	165,049	10,406,339
DNA Oyj	356,450	8,219,046
Inmarsat Plc	2,297,326	16,884,128
Zayo Group Holdings, Inc.(a)(c)	1,450,516	48,824,369
		84,333,882
Transportation - 2.50%
Genesee & Wyoming, Inc., Class A(a)(c)	388,276	43,052,043
TOTAL COMMON STOCKS
(Cost $1,522,846,151)		1,506,779,065

RIGHTS - 0.07%
A Schulman, Inc. CVR(b)	173,468	165,662
Corium International, Inc. CVR(b)	920,694	177,050
Elanco Animal Health, Inc. CVR(b)	1,124,589	—

				Shares	Value
RIGHTS - 0.07% (Continued)
Media General, Inc. CVR(b)				613,589	$—
NewStar Financial, Inc. CVR(b)				1,514,945	807,617
TOTAL RIGHTS
(Cost $662,354)					1,150,329

		Maturity Date	Rate	Principal Amount	Value
CORPORATE BONDS - 0.82%
Media - 0.82%
Tribune Media Co.		07/15/2022	5.875%	$13,900,000	$14,104,191
TOTAL CORPORATE BONDS
(Cost $14,159,657)					14,104,191

				Shares	Value
MUTUAL FUNDS - 1.48%
Water Island Diversified Event-Driven Fund (The), Class I(i)				2,657,765	25,567,697
TOTAL MUTUAL FUNDS (Cost $25,340,129)					25,567,697

	Expiration Date	Exercise Price	Notional Amount	Contracts	Value
PURCHASED OPTIONS(a) - 0.06%
Call Options Purchased - 0.00%(f)
AbbVie, Inc.	11/2019	$80.00	$8,145,186	1,239	$9,912
BB&T Corp.	09/2019	57.50	19,460,260	4,084	36,756

TOTAL CALL OPTIONS PURCHASED (Cost $336,450)					46,668
Put Options Purchased - 0.06%
Exact Sciences Corp.	10/2019	100.00	1,311,420	110	12,925
Mellanox Technologies, Ltd.
	12/2019	100.00	17,213,640	1,608	514,560
	12/2019	105.00	7,846,765	733	443,465
Spark Therapeutics, Inc.	12/2019	80.00	1,100,733	113	53,675
WellCare Health Plans, Inc.	09/2019	250.00	7,580,720	280	18,200

TOTAL PUT OPTIONS PURCHASED
(Cost $1,150,528)					1,042,825

TOTAL PURCHASED OPTIONS
(Cost $1,486,978)					1,089,493

	Yield		Shares	Value
SHORT-TERM INVESTMENTS - 3.60%
Money Market Funds
Morgan Stanley Institutional Liquidity Fund - Government Portfolio, Institutional Class	2.013	%(h)	$30,961,064	$30,961,064
State Street Institutional U.S. Government Money Market Fund, Premier Class	2.068	%(h)	30,961,064	30,961,064
				61,922,128
TOTAL SHORT-TERM INVESTMENTS
(Cost $61,922,128)				61,922,128

Total Investments - 93.56%
(Cost $1,626,417,397)				1,610,612,903

Other Assets in Excess of Liabilities - 6.44%(j)				110,848,088

NET ASSETS - 100.00%				$1,721,460,991

Portfolio Footnotes

(a)                                 Non-income-producing security.

(b)                                 Security fair valued using significant unobservable inputs and classified as a Level 3 security.  As of August 31, 2019, the total fair market value of these securities was $34,690,390, representing 2.02% of net assets.

(c)                                  Security, or a portion of security, is being held as collateral for short sales, written option contracts or forward foreign currency exchange contracts. At August 31, 2019, the aggregate market value of those securities was $425,643,419, representing 24.73% of net assets.

(d)                                 Underlying security for a written/purchased call/put option.

(e)                                  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of August 31, 2019, these securities had a total value of $36,186,274 or 2.10% of net assets.

(f)                                    Less than 0.005% of net assets.

(g)                                 Security fair valued using methods determined in good faith by the Pricing Committee. As of August 31, 2019, the total market value of these securities was $8,744,470, representing 0.51% of net assets.

(h)                                 Rate shown is the 7-day effective yield as of August 31, 2019.

(i)                                    Affiliated investment. See details shown in the Affiliated Issuer Transactions table that follows.

(j)                                    Includes cash held as collateral for short sales and written option contracts.

AFFILIATED ISSUER TRANSACTIONS

A summary of affiliated transactions for the Arbitrage Fund for the period ended August 31, 2019 follows:

Arbitrage Fund

Affiliated Issuer	Beginning Value as of May 31, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Ending Value as of August 31, 2019	Shares as of August 31, 2019	Dividend Income	Capital Gain Distributions
Water Island Diversified Event-Driven Fund	$15,375,997	$10,000,000	$—	$—	191,700	$25,567,697	2,657,765	$—	$—

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
COMMON STOCKS - (13.14%)
Banks - (1.50%)
BB&T Corp.	(26,451)	$(1,260,390)
Prosperity Bancshares, Inc.	(245,475)	(15,936,237)
WesBanco, Inc.	(253,054)	(8,659,508)
		(25,856,135)
Biotechnology - (0.25%)
Exact Sciences Corp.	(36,611)	(4,364,763)

Chemicals - (1.31%)
Versum Materials, Inc.	(433,918)	(22,563,736)

Commercial Services - (1.57%)
Global Payments, Inc.	(162,676)	(27,000,963)

Entertainment - (0.18%)
Eldorado Resorts, Inc.	(79,593)	(3,065,126)

Healthcare - Services - (2.96%)
Centene Corp.	(1,093,430)	(50,975,707)

Internet - (0.13%)
New Media Investment Group, Inc.	(261,904)	(2,299,517)

Media - (0.58%)
CBS Corp., Class B, NVDR	(237,409)	(9,985,423)

Miscellaneous Manufacturing - (0.20%)
Hillenbrand, Inc.	(126,584)	(3,473,465)

Pharmaceuticals - (3.21%)
AbbVie, Inc.	(174,378)	(11,463,610)
Bristol-Myers Squibb Co.	(909,434)	(43,716,493)
		(55,180,103)
Real Estate Investment Trusts - (0.32%)
Park Hotels & Resorts, Inc.	(230,644)	(5,431,666)

Savings & Loans - (0.93%)
People’s United Financial, Inc.	(1,117,919)	(16,064,496)

TOTAL COMMON STOCKS
(Proceeds $234,947,841)		(226,261,100)

RIGHTS - (0.05%)
Biotechnology - (0.05%)
Celgene Corp. CVR	(381,749)	(763,498)

TOTAL RIGHTS
(Proceeds $884,566)		(763,498)

TOTAL SECURITIES SOLD SHORT
(Proceeds $235,832,407)		$(227,024,598)

WRITTEN OPTIONS	Expiration Date	Exercise Price	Notional Amount	Contracts	Value
Written Call Options
Exact Sciences Corp.	10/2019	$120.00	$(1,311,420)	(110)	$(72,050)
Mellanox Technologies, Ltd.	09/2019	115.00	(2,430,035)	(227)	(3,405)

TOTAL WRITTEN CALL OPTIONS
(Premiums received $107,325)					(75,455)

Written Put Options
WellCare Health Plans, Inc.	09/2019	220.00	(7,580,720)	(280)	(67,200)

TOTAL WRITTEN PUT OPTIONS
(Premiums received $88,893)					(67,200)

TOTAL WRITTEN OPTIONS
(Premiums received $196,218)					$(142,655)

EQUITY SWAP CONTRACTS

Swap Counterparty/ Payment Frequency	Reference Obligation	Rate Paid/Received by the Fund	Termination Date	Upfront Payments Paid	Upfront Payments Received	Market Value	Notional Amount	Unrealized Appreciation
Morgan Stanley & Co./ Monthly	BB&T Corp.	Received 1 Month-Federal Rate Minus 40 Bps 1.730%	08/12/2021	$—	$—	$—	$101,610,766	$—
Morgan Stanley & Co./ Monthly	Body and Mind Inc.	Received 1 Month-Federal Rate Minus 40 Bps 1.730%	08/12/2021	—	—	—	34,618,233	—
Morgan Stanley & Co./ Monthly	Invesco QQQ Trust Series 1	Received 1 Month-Federal Rate Minus 40 Bps 1.730%	08/13/2021	—	—	—	12,574,925	—
						$—	$148,803,924	$—

Swap Counterparty/ Payment Frequency	Reference Obligation	Rate Paid/Received by the Fund	Termination Date	Upfront Payments Paid	Upfront Payments Received	Market Value	Notional Amount	Unrealized Depreciation
Morgan Stanley & Co./ Monthly	Green REIT Plc	Paid 1 Month-EUR LIBOR plus 80 Bps (0.396)%	08/12/2021	$—	$—	$(6,093)	$(5,283,729)	$(6,093)
						$(6,093)	$(5,283,729)	$(6,093)

OUTSTANDING FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
AUD	3,900	USD	2,622	Goldman Sachs & Co.	09/13/2019	$6
USD	77,902	AUD	112,300	Goldman Sachs & Co.	09/13/2019	2,250
USD	4,868,311	CAD	6,452,900	Goldman Sachs & Co.	09/13/2019	20,825
USD	84,915,435	EUR	74,957,300	Goldman Sachs & Co.	09/13/2019	2,476,955
GBP	5,086,500	USD	6,142,938	Goldman Sachs & Co.	09/13/2019	48,710
USD	139,423,914	GBP	109,980,100	Goldman Sachs & Co.	09/13/2019	5,548,344
USD	4,873,776	NZD	7,395,600	Goldman Sachs & Co.	09/13/2019	212,375
USD	11,310,905	SEK	106,229,600	Goldman Sachs & Co.	09/13/2019	480,804
USD	5,135,932	ZAR	72,166,000	Goldman Sachs & Co.	09/13/2019	384,345
						$9,174,614

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation
AUD	22,900	USD	15,992	Goldman Sachs & Co.	09/13/2019	$(563)
USD	6,061	AUD	9,000	Goldman Sachs & Co.	09/13/2019	(2)
CAD	6,452,900	USD	4,922,578	Goldman Sachs & Co.	09/13/2019	(75,091)
EUR	12,358,600	USD	13,823,763	Goldman Sachs & Co.	09/13/2019	(231,702)
GBP	32,626,200	USD	40,533,374	Goldman Sachs & Co.	09/13/2019	(818,453)
USD	13,379,462	GBP	11,011,600	Goldman Sachs & Co.	09/13/2019	(24,638)
NZD	1,062,600	USD	697,908	Goldman Sachs & Co.	09/13/2019	(28,157)
SEK	106,229,600	USD	11,447,033	Goldman Sachs & Co.	09/13/2019	(616,931)
USD	2,171,274	ZAR	33,171,700	Goldman Sachs & Co.	09/13/2019	(12,832)
						$(1,808,369)

The following is a summary of investments classified by country exposure:

Country	% of Net Assets(a)
United Kingdom	5.50%
Israel	2.98%
Germany	1.83%
Spain	0.64%
Netherlands	0.62%
Canada	0.54%
Finland	0.48%
South Africa	0.38%
France	0.30%
New Zealand	0.23%
Hong Kong	0.06%
Australia	0.00	%(b)
United States	80.00%
Other Assets in Excess of Liabilities	6.44%
	100.00%

(a)                                 These percentages represent long positions only and are not net of short positions.

(b)                                 Less than 0.005% of net assets.

Abbreviations:

AUD - Australian dollar

bps - Basis Points. 100 Basis Points is equal to 1 percentage point.

CAD - Canadian dollar

CVR - Contingent Value Rights

EUR - Euro

EUR LIBOR - London Interbank Offered Rate denominated in Euro

GBP - British pound

LIBOR - London Interbank Offered Rate

LLC - Limited Liability Company

LP - Limited Partnership

Ltd. - Limited

N.V. - Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

NVDR - Non-Voting Depository Receipt

NZD - New Zealand dollar

Oyj - Osakeyhtio is the Finnish equivalent of a public limited company.

Plc - Public Limited Company

REIT - Real Estate Investment Trust

SAU - Sociedad Anónima Unipersonal is a Spanish term for a single shareholder company.

SE - SE Regulation. A European Company which can operate on a Europe-wide basis and be governed by Community law directly applicable in all Member States

SEK - Swedish krona

USD - United States Dollar

ZAR - South African rand

The following table summarizes The Arbitrage Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of August 31, 2019:

Investments in Securities at Value	Level 1	Level 2	Level 3		Total
Assets
Common Stocks
Aerospace & Defense	$21,969,752	$—	$—		$21,969,752
Apparel	—	—	1,781,243		1,781,243
Auto Parts & Equipment	50,649,677	—	—		50,649,677
Banks	130,067,163	—	—		130,067,163
Biotechnology	111,667,727	—	—		111,667,727
Chemicals	8,774,715	—	—		8,774,715
Commercial Services	64,051,947	—	960,374		65,012,321
Computers & Computer Services	36,220,208	—	—		36,220,208
Electric	16,576,951	—	—		16,576,951
Energy - Alternate Sources	8,057,290	—	—		8,057,290
Engineering & Construction	5,212,910	—	—		5,212,910
Entertainment	67,468,077	—	—		67,468,077
Environmental Control	64,545,789	—	—		64,545,789
Food	12,300,759	—	—		12,300,759
Hand/Machine Tools	12,446,498	—	—		12,446,498
Healthcare - Products	19,954,450	—	—		19,954,450
Healthcare - Services	87,563,272	—	—		87,563,272
Insurance	4,017,219	—	—		4,017,219
Internet	39,171,291	—	—		39,171,291
Investment Company Security	65,038,781	—	—		65,038,781
Lodging	15,766,344	—	—		15,766,344
Media	170,391,885	—	—		170,391,885
Oil & Gas	43	—	—		43
Pharmaceuticals	32,161,228	—	0	*	32,161,228
Pipelines	49,069,172	—	—		49,069,172
Real Estate	3,321,444	—	—		3,321,444
Real Estate Investment Trusts	29,598,690	—	—		29,598,690
Retail	60,154,991	8,744,470	—		68,899,461
Savings & Loans	15,976,813	—	—		15,976,813
Semiconductors	68,888,348	—	—		68,888,348
Software	66,025,175	—	30,798,444		96,823,619
Telecommunications	84,333,882	—	—		84,333,882
Transportation	43,052,043	—	—		43,052,043
Rights	—	—	1,150,329		1,150,329
Corporate Bonds**	—	14,104,191	—		14,104,191
Mutual Funds	25,567,697	—	—		25,567,697
Purchased Options	1,089,493	—	—		1,089,493
Short-Term Investments	61,922,128	—	—		61,922,128
TOTAL	$1,553,073,852	$22,848,661	$34,690,390		$1,610,612,903

Other Financial Instruments***
Assets
Forward Foreign Currency Exchange Contracts	$—	$9,174,614	$—		$9,174,614
Liabilities
Common Stocks**	(226,261,100)	—	—		(226,261,100)
Rights	—	(763,498)	—		(763,498)
Written Options	(142,655)	—	—		(142,655)
Forward Foreign Currency Exchange Contracts	—	(1,808,369)	—		(1,808,369)
Equity Swaps	(6,093)	—	—		(6,093)
TOTAL	$(226,409,848)	$6,602,747	$—		$(219,807,101)

*                 Includes securities valued at $0 using unobservable inputs.

**          Refer to Portfolio of Investments for sector information.

***   Other financial instruments are instruments such as written options, securities sold short, equity swaps and forward foreign currency exchange contracts.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund’s assets and liabilities during the period ended August 31, 2019:

Investments in Securities	Balance as of May 31, 2019	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales Proceeds	Transfers into Level 3	Transfers out of Level 3	Balance as of August 31, 2019	Net change in Unrealized Appreciation (Depreciation) attributable to Level 3 investments held at August 31, 2019

Common Stocks	$33,540,061	$—	$—	$—	$—	$—	$—	$33,540,061	$—
Rights	1,125,511	—	(3,496)	28,314	—	—	—	1,150,329	(3,496)
Total	$34,665,572	$—	$(3,496)	$28,314	$—	$—	$—	$34,690,390	$(3,496)

The Water Island Diversified Event-Driven Fund (formerly The Arbitrage Event-Driven Fund)	Portfolio of Investments
August 31, 2019 (unaudited)

	Shares	Value

COMMON STOCKS - 78.78%
Aerospace & Defense - 1.28%
Cobham Plc(a)	462,871	$909,602
Wesco Aircraft Holdings, Inc.(a)	73,341	806,751
		1,716,353
Auto Parts & Equipment - 3.75%
Tower International, Inc.	69,962	2,163,924
WABCO Holdings, Inc.(a)(b)	21,474	2,866,994
		5,030,918
Biotechnology - 9.94%
Cambrex Corp.(a)	26,189	1,569,507
Celgene Corp.(a)(b)	100,804	9,757,827
Pacific Biosciences of California, Inc.(a)(b)	350,538	1,945,486
Spark Therapeutics, Inc.(a)(c)	800	77,928
		13,350,748
Chemicals - 0.50%
OMNOVA Solutions, Inc.(a)(b)	67,411	677,481

Commercial Services - 4.43%
Herc Holdings, Inc.(a)(b)	15,699	648,055
LiveRamp Holdings, Inc.(a)(c)	9,707	411,188
Navigant Consulting, Inc.	79,887	2,226,451
Quad/Graphics, Inc.(c)	45,127	405,692
Rent-A-Center, Inc.(a)(c)	1,200	30,636
Sotheby’s(a)	38,478	2,222,104
Total System Services, Inc.	22	2,953
		5,947,079
Computers & Computer Services - 2.97%
Carbon Black, Inc.(a)	94,652	2,470,417
Cray, Inc.(a)	5,067	176,990
Presidio, Inc.	84,038	1,346,289
		3,993,696
Construction Materials - 0.50%
Masco Corp.(b)(c)	16,415	668,583

Electric - 0.50%
El Paso Electric Co.(b)	10,118	674,871

Engineering & Construction - 0.45%
Altran Technologies SA	37,784	600,888

Entertainment - 2.81%
Entertainment One Ltd.	26,470	188,421
International Speedway Corp., Class A	60,894	2,741,448
Parques Reunidos Servicios Centrales SAU(d)	56,285	849,956
		3,779,825
Food - 0.38%
Pioneer Foods Group Ltd.	73,434	510,740

Quarterly Report | August 31, 2019

	Shares	Value

COMMON STOCKS - 78.78% (Continued)
Hand/Machine Tools - 1.44%
Milacron Holdings Corp.(a)	122,412	$1,940,230

Healthcare - Products - 2.31%
Corindus Vascular Robotics, Inc.(a)(b)	328,826	1,397,511
Genomic Health, Inc.(a)	22,293	1,708,981
		3,106,492
Healthcare - Services - 6.62%
WellCare Health Plans, Inc.(a)(b)(c)	32,869	8,898,953

Internet - 3.24%
Shutterfly, Inc.(a)	82,270	4,185,898
Symantec Corp.(c)	7,100	165,075
		4,350,973
Investment Company Security - 2.06%
Oaktree Capital Group LLC	52,983	2,767,302

Lodging - 1.44%
Caesars Entertainment Corp.(a)(b)	136,340	1,569,273
Wyndham Hotels & Resorts, Inc.(c)	7,134	366,545
		1,935,818
Media - 5.47%
Discovery, Inc., Class C(a)	12,991	338,156
Gannett Co., Inc.	75,418	793,397
Axel Springer SE(a)	30,210	2,075,143
Tribune Media Co., Class A	88,908	4,141,335
		7,348,031
Pharmaceuticals - 3.86%
Allergan Plc(b)	31,199	4,983,104
Paratek Pharmaceuticals, Inc.(a)(e)	52,781	197,401
		5,180,505
Pipelines - 5.71%
Buckeye Partners LP	186,857	7,666,743

Real Estate - 0.19%
Atrium European Real Estate Ltd.(a)	63,680	255,454

Retail - 2.26%
BCA Marketplace Plc	231,682	681,096
GrandVision NV(d)	13,101	395,675
Greene King Plc	95,677	979,323
Lowe’s Cos., Inc.(b)	8,775	984,555
		3,040,649
Semiconductors - 5.33%
Cypress Semiconductor Corp.(b)	24,239	557,739
Mellanox Technologies Ltd.(a)(b)(c)	61,658	6,600,489
		7,158,228

			Shares	Value

COMMON STOCKS - 78.78% (Continued)
Software - 8.68%
Avaya Holdings Corp.(a)(c)			73,200	$1,033,584
Medidata Solutions, Inc.(a)(b)			69,908	6,402,175
MINDBODY, Inc., Class A(a)(f)			48,463	1,768,900
Monotype Imaging Holdings, Inc.			85,887	1,696,268
Pivotal Software, Inc., Class A(a)			50,745	756,608
				11,657,535
Telecommunications - 2.66%
Acacia Communications, Inc.(a)(b)(g)			25,573	1,612,378
Inmarsat Plc			179,068	1,316,055
LogMeIn, Inc.(b)(c)			9,628	643,535
				3,571,968
TOTAL COMMON STOCKS (Cost $107,486,703)				105,830,063

	Maturity Date	Rate	Principal Amount	Value

CORPORATE BONDS - 8.63%
Commercial Services - 1.61%
Nielsen Co. Luxembourg SARL (The)(b)(d)	10/01/2021	5.500%	$2,158,000	$2,164,258

Household Products - 0.69%
Avon International Operations, Inc.(d)	08/15/2022	7.875%	892,000	931,159

Internet - 1.63%
Zayo Group LLC / Zayo Capital, Inc.(b)	04/01/2023	6.000%	1,339,000	1,381,018
Zayo Group LLC / Zayo Capital, Inc.(d)	01/15/2027	5.750%	791,000	806,820
				2,187,838
Lodging - 1.77%
Jack Ohio Finance LLC / Jack Ohio Finance 1 Corp.(b)(d)	11/15/2021	6.750%	2,329,000	2,381,402

Machinery - Construction & Mining - 0.62%
Vertiv Group Corp.(d)	10/15/2024	9.250%	872,000	824,040

Media - 1.51%
Tribune Media Co.	07/15/2022	5.875%	1,994,000	2,023,292

Oil & Gas - 0.80%
QEP Resources, Inc.	03/01/2021	6.875%	1,085,000	1,076,863

Telecommunications - 0.00%
Avaya, Inc.(d)(f)(h)	03/01/2021	10.500%	1,583,000	—
TOTAL CORPORATE BONDS (Cost $11,698,164)				11,588,852
CONVERTIBLE CORPORATE BONDS - 2.03%
Aerospace & Defense - 2.03%
Arconic, Inc.(b)	10/15/2019	1.625%	2,736,000	2,729,384
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $2,710,187)				2,729,384

				Shares	Value

WARRANTS - 0.01%
Telecommunications - 0.01%
Avaya Holdings Corp., Exercise Price $25.55, Expires 12/15/2022(a)(h)				5,548	$11,096
TOTAL WARRANTS (Cost $0)					11,096

	Expiration Date	Exercise Price	Notional Amount	Contracts	Value
PURCHASED OPTIONS(a) - 0.35%
Call Options Purchased - 0.01%
AbbVie, Inc.	11/2019	$80.00	$1,255,634	191	$1,528
BB&T Corp.	09/2019	57.50	1,472,385	309	2,781
DXC Technology Co.	09/2019	55.00	445,148	134	335
Nielsen Holdings Plc
	11/2019	22.00	199,296	96	6,720
	11/2019	24.00	199,296	96	2,160
QEP Resources, Inc.	09/2019	6.00	37,024	104	520

TOTAL CALL OPTIONS PURCHASED (Cost $97,059)					14,044

Put Options Purchased - 0.34%
Avaya Holdings Corp.
	09/2019	10.00	353,000	250	7,500
	09/2019	12.50	1,033,584	732	51,240
Exact Sciences Corp.	10/2019	100.00	202,674	17	1,998
iShares Russell 2000 ETF
	12/2019	145.00	2,039,108	137	73,295
	12/2019	147.00	2,039,108	137	83,227
LiveRamp Holdings, Inc.
	09/2019	45.00	220,272	52	16,640
	11/2019	40.00	80,484	19	3,800
LogMeIn, Inc.	09/2019	70.00	648,348	97	36,860
Masco Corp.	10/2019	38.00	264,745	65	4,550
Mellanox Technologies, Ltd.
	12/2019	100.00	1,466,585	137	43,840
	12/2019	105.00	1,220,370	114	68,970
Perspecta, Inc.	09/2019	22.50	108,990	42	525
Quad/Graphics, Inc.
	10/2019	7.50	313,751	349	7,852
	10/2019	10.00	169,012	188	24,910
Spark Therapeutics, Inc.	12/2019	80.00	77,928	8	3,800
Symantec Corp.	01/2020	20.00	118,575	51	2,117
WellCare Health Plans, Inc.	09/2019	250.00	1,082,960	40	2,600

	Expiration Date	Exercise Price	Notional Amount	Contracts	Value
PURCHASED OPTIONS(a) - 0.35% (Continued)
Put Options Purchased - 0.34% (Continued)
Wyndham Hotels & Resorts, Inc.	11/2019	$52.50	$369,936	72	$23,760

TOTAL PUT OPTIONS PURCHASED (Cost $460,886)					457,484

TOTAL PURCHASED OPTIONS (Cost $557,945)					471,528

	Yield		Shares	Value
SHORT-TERM INVESTMENTS - 11.12%
Money Market Funds
Morgan Stanley Institutional Liquidity Fund - Government Portfolio, Institutional Class	2.013	%(g)	7,459,627	7,459,627
State Street Institutional U.S. Government Money Market Fund, Premier Class	2.068	%(g)	7,459,627	7,459,627
State Street Institutional U.S. Government Money Market Fund, Premier Class(i)	2.068	%(g)	26,184	26,184
				14,945,438
TOTAL SHORT-TERM INVESTMENTS (Cost $14,945,438)				14,945,438
Total Investments - 100.92% (Cost $137,398,437)				135,576,361

Liabilities in Excess of Other Assets - (0.92)%(j)				(1,234,361)

NET ASSETS - 100.00%				$134,342,000

Portfolio Footnotes

(a)                                 Non-income-producing security.

(b)                                 Security, or a portion of security, is being held as collateral for short sales, written option contracts or forward foreign currency exchange contracts. At August 31, 2019, the aggregate market value of those securities was $33,598,850, representing 25.01% of net assets.

(c)                                  Underlying security for a written/purchased call/put option.

(d)                                 Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of August 31, 2019, these securities had a total value of $8,353,310 or 6.22% of net assets.

(e)                                  All or a portion of this security is out on loan.

(f)                                    Security fair valued using significant unobservable inputs and classified as a Level 3 security.  As of August 31, 2019, the total fair market value of these securities was $1,768,900, representing 1.32% of net assets.

(g)                                 Rate shown is the 7-day effective yield as of August 31, 2019.

(h)                                 Security in default on interest payments.

(i)                                    Represents an investment of securities lending cash collateral.

(j)                                    Includes cash held as collateral for short sales and written option contracts.

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
COMMON STOCKS - (16.63%)
Biotechnology - (0.50%)
Exact Sciences Corp.	(5,660)	$(674,785)

Chemicals - (2.21%)
PPG Industries, Inc.	(901)	(99,822)
Versum Materials, Inc.	(55,290)	(2,875,080)
		(2,974,902)
Commercial Services - (0.34%)
Global Payments, Inc.	(18)	(2,988)
Nielsen Holdings Plc	(9,412)	(195,393)
United Rentals, Inc.	(2,314)	(260,464)
		(458,845)
Construction Materials - (0.12%)
Fortune Brands Home & Security, Inc.	(1,171)	(59,791)
JELD-WEN Holding, Inc.	(2,533)	(43,720)
Masonite International Corp.	(970)	(51,788)
		(155,299)
Diversified Financial Services - (1.10%)
Brookfield Asset Management, Inc., Class A	(28,524)	(1,472,124)

Entertainment - (0.35%)
Eldorado Resorts, Inc.	(12,257)	(472,017)

Food Service - (0.68%)
Aramark	(22,211)	(907,541)

Healthcare - Services - (4.59%)
Centene Corp.	(111,115)	(5,180,181)
DaVita, Inc.	(17,400)	(980,838)
		(6,161,019)
Household Products - (0.11%)
Avon Products, Inc.	(33,450)	(145,508)

Internet - (0.27%)
New Media Investment Group, Inc.	(40,921)	(359,286)

Media - (0.24%)
Discovery, Inc., Class A	(11,952)	(329,875)

Miscellaneous Manufacturing - (0.40%)
Hillenbrand, Inc.	(19,734)	(541,501)

Pharmaceuticals - (4.93%)
AbbVie, Inc.	(27,018)	(1,776,164)
Bristol-Myers Squibb Co.	(100,804)	(4,845,648)
		(6,621,812)
Retail - (0.65%)
Home Depot, Inc. (The)	(3,857)	(879,049)

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
COMMON STOCKS - (16.63%) (Continued)
Telecommunications - (0.14%)
Zayo Group Holdings, Inc.	(5,720)	$(192,535)

TOTAL COMMON STOCKS
(Proceeds $23,147,723)		(22,346,098)

RIGHTS - (0.08%)
Biotechnology - (0.08%)
Celgene Corp. CVR	(49,988)	(99,976)

TOTAL RIGHTS
(Proceeds $(115,724))		(99,976)

TOTAL SECURITIES SOLD SHORT
(Proceeds $23,263,447)		$(22,446,074)

WRITTEN OPTIONS	Expiration Date	Exercise Price	Notional Amount	Contracts	Value
Written Call Options
Exact Sciences Corp.	10/2019	$120.00	(202,674)	(17)	$(11,135)
LiveRamp Holdings, Inc.	09/2019	50.00	(80,484)	(19)	(95)
Mellanox Technologies, Ltd.	09/2019	115.00	(321,150)	(30)	(450)
Rent-A-Center, Inc.	09/2019	27.00	(30,636)	(12)	(360)

TOTAL WRITTEN CALL OPTIONS
(Premiums received $18,177)					(12,040)

Written Put Options
iShares Russell 2000 ETF
	12/2019	135.00	(2,039,108)	(137)	(37,743)
	12/2019	137.00	(2,039,108)	(137)	(43,361)
Nielsen Holdings Plc	11/2019	20.00	(199,296)	(96)	(8,160)
WellCare Health Plans, Inc.	09/2019	220.00	(1,082,960)	(40)	(9,600)
TOTAL WRITTEN PUT OPTIONS
(Premiums received $101,130)					(98,864)
TOTAL WRITTEN OPTIONS
(Premiums received $119,307)					$(110,904)

EQUITY SWAP CONTRACTS

Swap Counterparty/ Payment Frequency	Reference Obligation	Rate Paid/Received by the Fund	Termination Date	Upfront Payments Paid	Upfront Payments Received	Market Value	Notional Amount	Unrealized Appreciation
Morgan Stanley & Co./ Monthly	Invesco QQQ Trust Series 1	Received 1 Month-Federal Rate Minus 40 Bps 1.730%	08/19/2021	$—	$—	$—	$1,688,355	$—

OUTSTANDING FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
USD	6,497,165	EUR	5,729,500	Goldman Sachs & Co.	09/13/2019	$195,829
USD	2,141,274	GBP	1,726,100	Goldman Sachs & Co.	09/13/2019	40,141
USD	1,617,321	SEK	15,189,600	Goldman Sachs & Co.	09/13/2019	68,744
USD	388,414	ZAR	5,589,600	Goldman Sachs & Co.	09/13/2019	20,380
						$325,094

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation
EUR	1,914,100	USD	2,141,024	Goldman Sachs & Co.	09/13/2019	$(35,887)
USD	549,567	GBP	452,200	Goldman Sachs & Co.	09/13/2019	(882)
SEK	15,189,600	USD	1,636,793	Goldman Sachs & Co.	09/13/2019	(88,214)
USD	171,797	ZAR	2,624,800	Goldman Sachs & Co.	09/13/2019	(1,027)
						$(126,010)

The following is a summary of investments classified by country exposure:

Country	% of Net Assets(a)
Israel	4.91%
United Kingdom	3.09%
Luxembourg	1.61%
Germany	1.55%
Spain	0.63%
France	0.45%
South Africa	0.38%
Netherlands	0.29%
Canada	0.14%
United States	87.87%
Liabilities in Excess of Other Assets	(0.92)%
100.00%

(a)	These percentages represent long positions only and are not net of short positions.

Abbreviations:

bps - Basis Points. 100 Basis Points is equal to 1 percentage point.

CVR - Contingent Value Rights

EUR - Euro

GBP - British pound

LLC - Limited Liability Company

LP - Limited Partnership

Ltd. - Limited

N.V. - Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

Plc - Public Limited Company

SARL - Société Anonyme à Responsabilité Limitée is the French term for limited liability company.

SAU - Sociedad Anónima Unipersonal is a Spanish term for a single shareholder company.

SE - SE Regulation. A European Company which can operate on a Europe-wide basis and be governed by Community law directly applicable in all Member States

SEK - Swedish krona

USD - United States Dollar

ZAR - South African rand

The following table summarizes The Water Island Diversified Event-Driven Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of August 31, 2019:

Investments in Securities at Value	Level 1	Level 2	Level 3		Total
Assets
Common Stocks
Aerospace & Defense	$1,716,353	$—	$—		$1,716,353
Auto Parts & Equipment	5,030,918	—	—		5,030,918
Biotechnology	13,350,748	—	—		13,350,748
Chemicals	677,481	—	—		677,481
Commercial Services	5,947,079	—	—		5,947,079
Computers & Computer Services	3,993,696	—	—		3,993,696
Construction Materials	668,583	—	—		668,583
Electric	674,871	—	—		674,871
Engineering & Construction	600,888	—	—		600,888
Entertainment	3,779,825	—	—		3,779,825
Food	510,740	—	—		510,740
Hand/Machine Tools	1,940,230	—	—		1,940,230
Healthcare - Products	3,106,492	—	—		3,106,492
Healthcare - Services	8,898,953	—	—		8,898,953
Internet	4,350,973	—	—		4,350,973
Investment Company Security	2,767,302	—	—		2,767,302
Lodging	1,935,818	—	—		1,935,818
Media	7,348,031	—	—		7,348,031
Pharmaceuticals	5,180,505	—	—		5,180,505
Pipelines	7,666,743	—	—		7,666,743
Real Estate	255,454	—	—		255,454
Retail	3,040,649	—	—		3,040,649
Semiconductors	7,158,228	—	—		7,158,228
Software	9,888,635	—	1,768,900		11,657,535
Telecommunications	3,571,968	—	—		3,571,968
Corporate Bonds
Commercial Services	—	2,164,258	—		2,164,258
Household Products	—	931,159	—		931,159
Internet	—	2,187,838	—		2,187,838
Lodging	—	2,381,402	—		2,381,402
Machinery - Construction & Mining	—	824,040	—		824,040
Media	—	2,023,292	—		2,023,292
Oil & Gas	—	1,076,863	—		1,076,863
Telecommunications	—	—	0	*	—
Convertible Corporate Bonds**	—	2,729,384	—		2,729,384
Warrants	—	11,096	—		11,096
Purchased Options	471,528	—	—		471,528
Short-Term Investments	14,945,438	—	—		14,945,438
TOTAL	$119,478,129	$14,329,332	$1,768,900		$135,576,361

Other Financial Instruments***
Assets
Forward Foreign Currency Exchange Contracts	$—	$325,094	$—		$325,094
Equity Swaps	—	—	—		—
Liabilities
Common Stocks**	(22,346,098)	—	—		(22,346,098)
Rights	—	(99,976)	—		(99,976)
Written Options	(110,904)	—	—		(110,904)
Forward Foreign Currency Exchange Contracts	—	(126,010)	—		(126,010)
TOTAL	$(22,457,002)	$99,108	$—		$(22,357,894)

*	Includes securities valued at $0 using unobservable inputs.
**	Refer to Portfolio of Investments for sector information.
***	Other financial instruments are instruments such as written options, securities sold short, equity swaps and forward foreign currency exchange contracts.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund’s assets and liabilities during the period ended August 31, 2019:

Investments in Securities	Balance as of May 31, 2019	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales Proceeds	Transfers into Level 3	Transfers out of Level 3	Balance as of August 31, 2019	Net change in Unrealized Appreciation (Depreciation) attributable to Level 3 investments held at August 31, 2019

Corporate Bonds	$0	$—	$—	$—	$—	$—	$—	$0	$—
Common Stock	1,768,900	—	—	—	—	—	—	1,768,900	—
Rights	0	—	0	—	—	—	—	—	—
Total	$1,768,900	$—	$—	$—	$—	$—	$—	$1,768,900	$—

The Water Island Credit Opportunities Fund	Portfolio of Investments
August 31, 2019 (unaudited)

	Shares	Value
COMMON STOCKS - 0.03%
Entertainment - 0.03%
Eldorado Resorts, Inc.(a)	405	$15,597
TOTAL COMMON STOCKS (Cost $16,341)		15,597

	Maturity Date	Rate	Principal Amount	Value
CORPORATE BONDS - 65.40%
Aerospace & Defense - 4.93%
Arconic, Inc.(b)	08/15/2020	6.150%	$1,298,000	$1,342,054
Pioneer Holdings LLC / Pioneer Finance Corp.(c)	11/01/2022	9.000%	1,500,000	1,576,875
				2,918,929

Banks - 1.56%
SunTrust Capital III(b)	03/15/2028	3.060%	1,000,000	925,000

Chemicals - 4.18%
Versum Materials, Inc.(c)	09/30/2024	5.500%	2,300,000	2,478,250

Commercial Services - 8.77%
Nielsen Co. Luxembourg SARL (The)(b)(c)	10/01/2021	5.500%	1,844,000	1,849,348
Prime Security Services Borrower LLC / Prime Finance, Inc.(b)(c)	05/15/2023	9.250%	804,000	845,486
Refinitiv US Holdings, Inc.(c)	05/15/2026	6.250%	500,000	544,375
Sotheby’s(b)(c)	12/15/2025	4.875%	1,913,000	1,960,825
				5,200,034

Entertainment - 3.58%
Eldorado Resorts, Inc.(b)	08/01/2023	7.000%	1,000,000	1,045,000
Scientific Games International, Inc.	12/01/2022	10.000%	1,039,000	1,077,962
				2,122,962

Environmental Control - 1.77%
Advanced Disposal Services, Inc.(c)	11/15/2024	5.625%	1,000,000	1,047,500

Food - 2.16%
TreeHouse Foods, Inc.(b)	03/15/2022	4.875%	1,270,000	1,277,938

Healthcare - Products - 3.66%
Kinetic Concepts, Inc. / KCI USA, Inc.(c)	02/15/2021	7.875%	2,103,000	2,166,700

Household Products - 2.20%
Avon International Operations, Inc.(b)(c)	08/15/2022	7.875%	1,249,000	1,303,831

Internet - 5.56%
EIG Investors Corp.	02/01/2024	10.875%	750,000	788,437
Zayo Group LLC / Zayo Capital, Inc.(b)	04/01/2023	6.000%	1,500,000	1,547,070
Zayo Group LLC / Zayo Capital, Inc.(c)	01/15/2027	5.750%	941,000	959,820
				3,295,327

Quarterly Report | August 31, 2019

	Maturity Date	Rate	Principal Amount	Value
CORPORATE BONDS - 65.40% (Continued)
Lodging - 2.80%
Jack Ohio Finance LLC / Jack Ohio Finance 1 Corp.(b)(c)	11/15/2021	6.750%	$1,623,000	$1,659,518

Machinery - Construction & Mining - 1.70%
Vertiv Group Corp.(c)	10/15/2024	9.250%	1,067,000	1,008,315

Media - 6.93%
TEGNA, Inc.	07/15/2020	5.125%	1,553,000	1,558,435
Tribune Media Co.	07/15/2022	5.875%	2,514,000	2,550,931
				4,109,366

Mining - 3.38%
Aleris International, Inc.(b)(c)	07/15/2023	10.750%	1,901,000	2,000,803

Oil & Gas - 3.31%
QEP Resources, Inc.	03/01/2021	6.875%	1,975,000	1,960,188

Packaging & Containers - 1.89%
Ardagh Packaging Finance Plc / Ardagh Holdings USA, Inc.(c)	05/15/2023	4.625%	1,096,000	1,121,712

Software - 3.54%
TIBCO Software, Inc.(c)	12/01/2021	11.375%	2,000,000	2,100,000

Telecommunications - 3.48%
Avaya, Inc.(c)(d)(e)	03/01/2021	10.500%	986,000	—
Inmarsat Finance Plc(b)(c)
	05/15/2022	4.875%	1,000,000	1,010,000
	10/01/2024	6.500%	1,000,000	1,051,250
				2,061,250
TOTAL CORPORATE BONDS (Cost $38,857,849)				38,757,623
CONVERTIBLE CORPORATE BONDS - 13.96%
Aerospace & Defense - 3.66%
Arconic, Inc.(b)	10/15/2019	1.625%	2,172,000	2,166,747

Pharmaceuticals - 3.70%
Jazz Investments I Ltd.	08/15/2021	1.875%	1,500,000	1,503,750
Paratek Pharmaceuticals, Inc.	05/01/2024	4.750%	985,000	691,347
				2,195,097

Semiconductors - 6.60%
NXP Semiconductors N.V.	12/01/2019	1.000%	1,500,000	1,574,063
Rovi Corp.(b)	03/01/2020	0.500%	1,000,000	981,300
Synaptics, Inc.(b)	06/15/2022	0.500%	1,500,000	1,357,419
				3,912,782
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $8,431,828)				8,274,626

	Shares	Value
WARRANTS - 0.01%
Telecommunications - 0.01%
Avaya Holdings Corp., Exercise Price $25.55, Expires 12/15/2022(a)(e)	3,017	$6,034
TOTAL WARRANTS (Cost $0)		6,034

	Expiration Date	Exercise Price	Notional Amount	Contracts	Value

PURCHASED OPTIONS(a) - 0.01%
Call Options Purchased - 0.01%
Endurance International Group Holdings, Inc.	11/2019	$5.00	$35,280	70	$4,375
QEP Resources, Inc.
	09/2019	6.00	106,800	300	1,500
	09/2019	7.00	142,400	400	1,000
TOTAL CALL OPTIONS PURCHASED (Cost $41,692)					6,875

Put Options Purchased - 0.00%
Sotheby’s	10/2019	55.00	115,500	20	950
TOTAL PUT OPTIONS PURCHASED (Cost $747)					950
TOTAL PURCHASED OPTIONS (Cost $42,439)					7,825

	Yield		Shares	Value

SHORT-TERM INVESTMENTS - 19.01%
Money Market Funds
Morgan Stanley Institutional Liquidity Fund - Government Portfolio, Institutional Class	2.013	%(f)	5,633,071	5,633,071
State Street Institutional U.S. Government Money Market Fund, Premier Class	2.068	%(f)	5,633,070	5,633,070
				11,266,141
TOTAL SHORT-TERM INVESTMENTS (Cost $11,266,141)				11,266,141
Total Investments - 98.42% (Cost $58,614,598)				58,327,846

Other Assets in Excess of Liabilities - 1.58%(g)				934,180

NET ASSETS - 100.00%				$59,262,026

Portfolio Footnotes

(a)                                 Non-income-producing security.

(b)                                 Security, or a portion of security, is being held as collateral for short sales, written option contracts or forward foreign currency exchange contracts. At August 31, 2019, the aggregate market value of those securities was $20,175,021, representing 34.04% of net assets.

(c)                                  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of August 31, 2019, these securities had a total value of $24,684,608 or 41.65% of net assets.

(d)                                 Security fair valued using significant unobservable inputs and classified as a Level 3 security.  As of August 31, 2019, the total fair market value of these securities was $0, representing 0.0% of net assets.

(e)                                  Security in default on interest payments.

(f)                                    Rate shown is the 7-day effective yield as of August 31, 2019.

(g)                                 Includes cash held as collateral for short sales and written option contracts.

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
COMMON STOCKS - (4.21%)
Chemicals - (0.63%)
Versum Materials, Inc.	(7,200)	$(374,400)

Commercial Services - (0.12%)
Nielsen Holdings Plc	(3,387)	(70,314)

Environmental Control - (0.09%)
Advanced Disposal Services, Inc.	(1,634)	(52,974)

Household Products - (0.34%)
Avon Products, Inc.	(46,838)	(203,745)

Internet - (0.06%)
Endurance International Group Holdings, Inc.	(7,000)	(35,280)

Lodging - (0.09%)
Caesars Entertainment Corp.	(4,500)	(51,795)

Media - (0.24%)
Tribune Media Co., Class A	(3,000)	(139,740)

Oil & Gas - (0.15%)
QEP Resources, Inc.	(25,000)	(89,000)

Pharmaceuticals - (0.59%)
Jazz Pharmaceuticals Plc	(1,900)	(243,485)
Paratek Pharmaceuticals, Inc.	(27,900)	(104,346)
		(347,831)
Semiconductors - (1.53%)
NXP Semiconductors N.V.	(7,300)	(745,622)
Synaptics, Inc.	(5,100)	(163,302)
		(908,924)
Telecommunications - (0.37%)
Zayo Group Holdings, Inc.	(6,607)	(222,392)

TOTAL COMMON STOCKS (Proceeds $2,771,405)		(2,496,395)

TOTAL SECURITIES SOLD SHORT (Proceeds $2,771,405)		$(2,496,395)

EQUITY SWAP CONTRACTS

Swap Counterparty/ Payment Frequency	Reference Obligation	Rate Paid/Received by the Fund	Termination Date	Upfront Payments Paid	Upfront Payments Received	Market Value	Notional Amount	Unrealized Appreciation

Morgan Stanley & Co./Monthly	SPDR Bloomberg Barclays High Yield Bond ETF	Received 1 Month-Federal Rate Minus 40 Bps 1.000%	08/19/2021	$—	$—	$—	$2,357,477	$—

The following is a summary of investments classified by country exposure:

Country	% of Net Assets(a)

Ireland	4.43%
United Kingdom	3.48%
Luxembourg	3.12%
Netherlands	2.66%
United States	84.73%
Other Assets in Excess of Liabilities	1.58%
100.00%

(a)                                 These percentages represent long positions only and are not net of short positions.

Abbreviations:

bps - Basis Points. 100 Basis Points is equal to 1 percentage point.

ETF - Exchange-Traded Fund

LLC - Limited Liability Company

Ltd. - Limited

N.V. - Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

Plc - Public Limited Company

SARL - Société Anonyme à Responsabilité Limitée is the French term for limited liability company.

SPDR - Standard & Poor’s Depositary Receipt

The following table summarizes The Water Island Credit Opportunities Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of August 31, 2019:

Investments in Securities at Value	Level 1	Level 2	Level 3		Total
Assets
Common Stocks*	$15,597	$—	$—		$15,597
Corporate Bonds
Aerospace & Defense	—	2,918,929	—		2,918,929
Banks	—	925,000	—		925,000
Chemicals	—	2,478,250	—		2,478,250
Commercial Services	—	5,200,034	—		5,200,034
Entertainment	—	2,122,962	—		2,122,962
Environmental Control	—	1,047,500	—		1,047,500
Food	—	1,277,938	—		1,277,938
Healthcare - Products	—	2,166,700	—		2,166,700
Household Products	—	1,303,831	—		1,303,831
Internet	—	3,295,327	—		3,295,327
Lodging	—	1,659,518	—		1,659,518
Machinery - Construction & Mining	—	1,008,315	—		1,008,315
Media	—	4,109,366	—		4,109,366
Mining	—	2,000,803	—		2,000,803
Oil & Gas	—	1,960,188	—		1,960,188
Packaging & Containers	—	1,121,712	—		1,121,712
Software	—	2,100,000	—		2,100,000
Telecommunications	—	2,061,250	0	**	2,061,250
Convertible Corporate Bonds*	—	8,274,626	—		8,274,626
Warrants	—	6,034	—		6,034
Purchased Options	7,825	—	—		7,825
Short-Term Investments	11,266,141	—	—		11,266,141
TOTAL	$11,289,563	$47,038,283	$0	**	$58,327,846

Other Financial Instruments***
Assets
Equity Swaps	$—	$—	$—		$—
Liabilities
Common Stocks*	(2,496,395)	—	—		(2,496,395)
TOTAL	$(2,496,395)	$—	$—		$(2,496,395)

*                 Refer to Portfolio of Investments for sector information.

**          Includes securities valued at $0 using unobservable inputs.

***   Other financial instruments are instruments such as securities sold short and equity swaps.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund’s assets and liabilities during the period ended August 31, 2019:

Investments in Securities	Balance as of May 31, 2019	Change in Unrealized Depreciation	Purchases	Sales Proceeds	Amortization Premium/ Discount	Transfers into Level 3	Transfers out of Level 3	Balance as of August 31, 2019	Net change in Unrealized Depreciation attributable to Level 3 investments held at August 31, 2019

Corporate Bonds	$0	$—	$—	$—	$—	$—	$—	$0	$—
Total	$0	$—	$—	$—	$—	$—	$—	$0	$—

The Water Island Long/Short Fund	Portfolio of Investments
August 31, 2019 (unaudited)

	Shares	Value

COMMON STOCKS - 40.80%
Biotechnology - 0.41%
Acorda Therapeutics, Inc.(a)(b)(c)	2,800	$9,044

Chemicals - 1.32%
Axalta Coating Systems Ltd.(a)(b)	1,000	28,880

Commercial Services - 5.85%
Global Payments, Inc.(c)	313	51,952
Herc Holdings, Inc.(a)(c)	1,171	48,339
Quad/Graphics, Inc.(b)(c)	3,058	27,491
		127,782
Construction Materials - 3.25%
Masco Corp.(b)(c)	1,741	70,911

Internet - 1.07%
Symantec Corp.(b)(c)	1,000	23,250

Lodging - 2.82%
Wyndham Hotels & Resorts, Inc.(b)(c)	1,200	61,656

Media - 6.56%
Discovery, Inc., Class C(a)(c)	2,105	54,793
Kabel Deutschland Holding AG	553	63,816
Tribune Publishing Co.(c)	3,209	24,549
		143,158
Miscellaneous Manufacturing - 1.28%
Ingersoll-Rand Plc(c)	230	27,851

Packaging & Containers - 0.72%
Berry Global Group, Inc.(a)(b)	400	15,656

Pharmaceuticals - 3.20%
McKesson Europe AG	2,223	64,012
Paratek Pharmaceuticals, Inc.(a)(c)	1,575	5,890
		69,902
Retail - 2.91%
Lowe’s Cos., Inc.(c)	567	63,618

Software - 5.24%
Avaya Holdings Corp.(a)(b)	3,900	55,068
LiveRamp Holdings, Inc.(a)(b)(c)	1,403	59,431
		114,499
Telecommunications - 6.17%
EchoStar Corp., Class A(a)	1,300	54,925
LogMeIn, Inc.(b)(c)	1,193	79,740
		134,665
TOTAL COMMON STOCKS (Cost $916,585)		890,872

Quarterly Report | August 31, 2019

	Maturity Date	Rate	Principal Amount	Value

CONVERTIBLE CORPORATE BONDS - 0.48%
Pharmaceuticals - 0.48%
Paratek Pharmaceuticals, Inc.(c)	05/01/2024	4.750%	$15,000	$10,528
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $13,586)				10,528

	Shares	Value

WARRANTS - 0.29%
Leisure Time - 0.29%
OneSpaWorld Holdings Ltd., Exercise Price $11.50, Expires 03/19/2024(a)	1,250	6,262
TOTAL WARRANTS (Cost $5,667)		6,262

	Expiration Date	Exercise Price	Notional Amount	Contracts	Value

PURCHASED OPTIONS(a) - 1.73%
Call Options Purchased - 0.01%
DXC Technology Co.	09/2019	$55.00	$19,932	6	$15
Uniti Group, Inc.
	09/2019	15.00	11,085	15	38
	10/2019	10.00	11,085	15	150
TOTAL CALL OPTIONS PURCHASED (Cost $2,228)					203
Put Options Purchased - 1.72%
Acorda Therapeutics, Inc.
	09/2019	6.00	6,460	20	5,400
	10/2019	6.00	2,584	8	2,140
Avaya Holdings Corp.
	09/2019	10.00	18,356	13	390
	09/2019	12.50	55,068	39	2,730
Axalta Coating Systems Ltd.	10/2019	23.00	28,880	10	100
Berry Global Group, Inc.	09/2019	45.00	15,656	4	2,140
iShares Russell 2000 ETF
	11/2019	148.00	44,652	3	1,584
	11/2019	150.00	44,652	3	1,836
	11/2019	152.00	44,652	3	2,127
	12/2019	140.00	372,100	25	9,675
LiveRamp Holdings, Inc.
	09/2019	45.00	12,708	3	960
	11/2019	40.00	4,236	1	200
LogMeIn, Inc.	09/2019	70.00	40,104	6	2,280
Marriott Vacations Worldwide Corp.	10/2019	85.00	19,718	2	195
Masco Corp.	10/2019	38.00	28,511	7	490
Perspecta, Inc.	09/2019	22.50	5,190	2	25
Quad/Graphics, Inc.

	Expiration Date	Exercise Price	Notional Amount	Contracts	Value

PURCHASED OPTIONS(a) - 1.73% (Continued)
Put Options Purchased - 1.72% (Continued)
	10/2019	$7.50	$20,677	23	$517
	10/2019	10.00	11,687	13	1,722
Red Robin Gourmet Burgers, Inc.	09/2019	30.00	13,396	4	170
Symantec Corp.	01/2020	20.00	16,275	7	291
Wyndham Hotels & Resorts, Inc.	11/2019	52.50	41,104	8	2,640
TOTAL PUT OPTIONS PURCHASED (Cost $29,807)					37,612
TOTAL PURCHASED OPTIONS (Cost $32,035)					37,815

	Yield		Shares	Value

SHORT-TERM INVESTMENTS - 58.22%
Money Market Funds
Morgan Stanley Institutional Liquidity Fund - Government Portfolio, Institutional Class	2.013	%(d)	635,514	635,514
State Street Institutional U.S. Government Money Market Fund, Premier Class	2.068	%(d)	635,515	635,515
				1,271,029
TOTAL SHORT-TERM INVESTMENTS (Cost $1,271,029)				1,271,029
Total Investments - 101.52% (Cost $2,238,902)				2,216,506

Liabilities in Excess of Other Assets - (1.52)%(e)				(33,289)

NET ASSETS - 100.00%				$2,183,217

Portfolio Footnotes

(a)                                 Non-income-producing security.

(b)                                 Underlying security for a written/purchased call/put option.

(c)                                  Security, or a portion of security, is being held as collateral for short sales, written option contracts or forward foreign currency exchange contracts. At August 31, 2019, the aggregate market value of those securities was $524,360, representing 24.02% of net assets.

(d)                                 Rate shown is the 7-day effective yield as of August 31, 2019.

(e)                                  Includes cash held as collateral for short sales and written option contracts.

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
COMMON STOCKS - (20.46%)
Chemicals - (1.24%)
PPG Industries, Inc.	(143)	$(15,843)
RPM International, Inc.	(81)	(5,481)
Sherwin-Williams Co. (The)	(11)	(5,794)
		(27,118)
Commercial Services - (0.89%)
United Rentals, Inc.	(173)	(19,473)

Construction Materials - (0.75%)
Fortune Brands Home & Security, Inc.	(124)	(6,332)
JELD-WEN Holding, Inc.	(267)	(4,608)
Masonite International Corp.	(102)	(5,446)
		(16,386)
Food Service - (3.53%)
Aramark	(1,886)	(77,062)

Healthcare - Services - (1.81%)
DaVita, Inc.	(700)	(39,459)

Leisure Time - (1.24%)
OneSpaWorld Holdings Ltd.	(1,730)	(27,146)

Machinery - Diversified - (1.04%)
Gardner Denver Holdings, Inc.	(794)	(22,772)

Media - (2.93%)
Discovery, Inc., Class A	(1,937)	(53,461)
DISH Network Corp., Class A	(312)	(10,471)
		(63,932)
Real Estate Investment Trusts - (1.62%)
Spirit MTA REIT	(2,700)	(22,680)
Uniti Group, Inc.	(1,700)	(12,563)
		(35,243)
Retail - (2.84%)
Home Depot, Inc. (The)	(272)	(61,991)

Software - (2.57%)
Fidelity National Information Services, Inc.	(412)	(56,123)

TOTAL COMMON STOCKS (Proceeds $449,648)		(446,705)

TOTAL SECURITIES SOLD SHORT (Proceeds $449,648)		$(446,705)

WRITTEN OPTIONS	Expiration Date	Exercise Price	Notional Amount	Contracts	Value

Written Call Options
LiveRamp Holdings, Inc.	09/2019	$50.00	$(4,236)	(1)	$(5)

TOTAL WRITTEN CALL OPTIONS (Premiums received $112)					(5)

Written Put Options
iShares Russell 2000 ETF
	11/2019	138.00	(29,768)	(2)	(486)
	11/2019	140.00	(29,768)	(2)	(571)
	11/2019	142.00	(29,768)	(2)	(668)
	12/2019	130.00	(372,100)	(25)	(4,825)

TOTAL WRITTEN PUT OPTIONS (Premiums received $9,247)					(6,550)

TOTAL WRITTEN OPTIONS (Premiums received $9,359)					$(6,555)

OUTSTANDING FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
USD	138,485	EUR	121,740	Goldman Sachs & Co.	09/13/2019	$4,596

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation
EUR	4,770	USD	5,354	Goldman Sachs & Co.	09/13/2019	$(109)

The following is a summary of investments classified by country exposure:

Country	% of Net Assets(a)
Germany	5.85%
Bahamas	0.29%
United States	95.38%
Liabilities in Excess of Other Assets	(1.52)%
100.00%

(a)                                 These percentages represent long positions only and are not net of short positions.

Abbreviations:

AG - Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.

ETF - Exchange-Traded Fund

EUR - Euro

Ltd. - Limited

Plc - Public Limited Company

REIT - Real Estate Investment Trust

USD - United States Dollar

The following table summarizes The Water Island Long/Short Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of August 31, 2019:

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$890,872	$—	$—	$890,872
Convertible Corporate Bonds*	—	10,528	—	10,528
Warrants	6,262	—	—	6,262
Purchased Options	37,815	—	—	37,815
Short-Term Investments	1,271,029	—	—	1,271,029
TOTAL	$2,205,978	$10,528	$—	$2,216,506

Other Financial Instruments**
Assets
Forward Foreign Currency Exchange Contracts	$—	$4,596	$—	$4,596
Liabilities
Common Stocks*	(446,705)	—	—	(446,705)
Written Options	(6,555)	—	—	(6,555)
Forward Foreign Currency Exchange Contracts	—	(109)	—	(109)
TOTAL	$(453,260)	$4,487	$—	$(448,773)

*                 Refer to Portfolio of Investments for sector information.

**          Other financial instruments are instruments such as written options, securities sold short and forward foreign currency exchange contracts.